ACCOUNTS PAYABLE, ACCRUALS, AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES

Account payable, accrued expenses, and other liabilities consists of the following:

	December 31,
	2024	2025	2025
	SGD’000	SGD’000	US$’000
Accounts payable	605	1,862	1,448
Payroll payable	561	668	519
Payable to other services	33	30	23
Deposits	379	6	5
Others	100	107	85
Total	1,678	2,673	2,080